STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.0%
Automobiles & Components - .6%
Gentherm, Inc.	33,553	[a]	1,540,754
Stoneridge, Inc.	767	[a]	12,272
Visteon Corp.	12,752	[a]	1,513,280
			3,066,306
Banks - 7.2%
BankUnited, Inc.	97,839		2,699,378
Columbia Banking System, Inc.	135,849		3,047,093
CVB Financial Corp.	54,722		978,429
First Bancorp/NC	18,743		587,406
First Bancorp/Puerto Rico	279,307		4,189,605
First Hawaiian, Inc.	52,378		1,029,228
First Interstate BancSystem, Inc., Cl. A	66,225		1,714,565
First Merchants Corp.	57,562		1,765,427
HarborOne Bancorp, Inc.	33,548		370,034
Heritage Commerce Corp.	36,778		312,245
Heritage Financial Corp.	57,586		1,026,183
National Bank Holdings Corp., Cl. A	46,231		1,526,085
Seacoast Banking Corp. of Florida	93,166		2,165,178
SouthState Corp.	28,164		2,085,544
Synovus Financial Corp.	79,160		2,437,336
Texas Capital Bancshares, Inc.	91,719	[a]	5,033,539
UMB Financial Corp.	50,458		3,615,820
United Community Banks, Inc.	75,949		1,872,143
Webster Financial Corp.	54,385		2,439,167
			38,894,405
Capital Goods - 11.9%
AeroVironment, Inc.	11,896	[a]	1,637,009
Astec Industries, Inc.	19,492		606,006
Boise Cascade Co.	7,397		808,492
BWX Technologies, Inc.	58,728		4,582,546
Construction Partners, Inc., Cl. A	153,069	[a]	6,422,775
Curtiss-Wright Corp.	11,326		2,422,631
Dycom Industries, Inc.	9,986	[a]	1,037,246
EMCOR Group, Inc.	14,545		3,091,103
Energy Recovery, Inc.	9,752	[a]	185,873
Enerpac Tool Group Corp.	65,564		1,789,897
EnerSys	61,102		5,406,305
EnPro Industries, Inc.	12,084		1,551,948
Flowserve Corp.	120,239		4,600,344

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Capital Goods - 11.9% (continued)
Fluor Corp.	306,010	[a]	11,637,560
Gibraltar Industries, Inc.	19,558	[a]	1,314,102
GrafTech International Ltd.	84,327	[a,b]	208,288
Granite Construction, Inc.	39,076	[b]	1,795,542
Kratos Defense & Security Solutions, Inc.	90,192	[a]	1,718,158
Lindsay Corp.	12,562		1,498,772
Matrix Service Co.	187,864	[a]	1,871,125
MDU Resources Group, Inc.	16,091		307,982
Mercury Systems, Inc.	48,434	[a]	1,660,802
MSC Industrial Direct Co., Inc., Cl. A	15,093		1,470,360
Proto Labs, Inc.	28,452	[a]	1,029,962
SiteOne Landscape Supply, Inc.	13,028	[a]	1,834,603
Spirit AeroSystems Holdings, Inc., Cl. A	66,353	[a,b]	1,824,044
The AZEK Company, Inc.	22,516	[a]	776,577
Zurn Elkay Water Solutions Corp.	50,599		1,489,635
			64,579,687
Commercial & Professional Services - 2.3%
CACI International, Inc., Cl. A	12,117	[a]	3,888,951
KBR, Inc.	56,383		2,913,310
Korn Ferry	33,444		1,730,393
Li-Cycle Holdings Corp.	101,011	[a,b]	89,051
The Brink's Company	47,863		3,776,391
			12,398,096
Consumer Discretionary Distribution - 3.5%
American Eagle Outfitters, Inc.	141,089		2,684,924
Citi Trends, Inc.	23,397	[a]	558,720
Designer Brands, Inc., Cl. A	219,682		2,557,098
Farfetch Ltd., Cl. A	279,748	[a,b]	327,305
Leslie's, Inc.	111,681	[a]	550,587
Ollie's Bargain Outlet Holdings, Inc.	109,272	[a]	8,006,359
RH	3,357	[a]	906,289
Urban Outfitters, Inc.	54,634	[a]	1,950,434
Warby Parker, Inc., Cl. A	136,264	[a]	1,418,508
			18,960,224
Consumer Durables & Apparel - 2.5%
Carter's, Inc.	16,930	[b]	1,154,457
Cavco Industries, Inc.	4,585	[a]	1,296,546
Figs, Inc., Cl. A	118,924	[a,b]	863,388
GoPro, Inc., Cl. A	567,377	[a]	2,048,231
Meritage Homes Corp.	6,267		885,527
Oxford Industries, Inc.	1,230		111,229
Peloton Interactive, Inc., Cl. A	288,766	[a]	1,634,416
Skechers USA, Inc., Cl. A	22,693	[a]	1,336,845
Sonos, Inc.	52,331	[a,b]	790,198

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Consumer Durables & Apparel - 2.5% (continued)
The Lovesac Company	39,255	[a]	814,934
Topgolf Callaway Brands Corp.	42,651	[a]	522,901
YETI Holdings, Inc.	53,756	[a]	2,292,156
			13,750,828
Consumer Services - 3.8%
Bloomin' Brands, Inc.	122,465		2,858,333
Bright Horizons Family Solutions, Inc.	21,326	[a]	1,864,745
Chuy's Holdings, Inc.	16,798	[a]	591,290
European Wax Center, Inc., Cl. A	65,197	[a,b]	931,013
Genius Sports Ltd.	1,070,310	[a]	5,940,220
Monarch Casino & Resort, Inc.	9,842		618,865
Papa John's International, Inc.	23,067	[b]	1,504,891
Planet Fitness, Inc., Cl. A	64,426	[a]	4,377,102
Six Flags Entertainment Corp.	81,707	[a]	2,034,504
			20,720,963
Consumer Staples Distribution - .7%
Grocery Outlet Holding Corp.	133,110	[a]	3,755,033
Energy - 9.0%
Antero Resources Corp.	104,445	[a]	2,468,035
Cactus, Inc., Cl. A	140,755		5,980,680
ChampionX Corp.	45,855		1,344,469
CNX Resources Corp.	250,196	[a]	5,219,089
Comstock Resources, Inc.	156,002	[b]	1,539,740
Dril-Quip, Inc.	162,186	[a]	3,603,773
EQT Corp.	133,899		5,350,604
Expro Group Holdings NV	175,395	[a]	2,727,392
Frontline PLC	91,403	[b]	1,817,092
Liberty Energy, Inc.	72,744		1,443,968
Northern Oil & Gas, Inc.	26,754		1,001,135
Oceaneering International, Inc.	46,114	[a]	952,715
PBF Energy, Inc., Cl. A	144,997		6,437,867
Transocean Ltd.	363,169	[a]	2,309,755
Viper Energy, Inc.	214,913		6,623,619
			48,819,933
Equity Real Estate Investment - 3.3%
Agree Realty Corp.	30,695	[c]	1,817,451
CareTrust REIT, Inc.	26,930	[c]	621,544
EPR Properties	50,392	[c]	2,248,491
Equity Commonwealth	94,774	[a,c]	1,780,803
Pebblebrook Hotel Trust	129,217	[b,c]	1,647,517
Physicians Realty Trust	179,407	[c]	2,095,474
Potlatchdeltic Corp.	40,214	[c]	1,843,410
STAG Industrial, Inc.	47,956	[c]	1,719,223
Sunstone Hotel Investors, Inc.	164,777	[c]	1,627,997

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Equity Real Estate Investment - 3.3% (continued)
Terreno Realty Corp.	17,372	[c]	992,115
Urban Edge Properties	86,631	[c]	1,451,069
			17,845,094
Financial Services - 5.3%
AvidXchange Holdings, Inc.	204,364	[a]	2,180,564
Bread Financial Holdings, Inc.	33,797		949,696
Cannae Holdings, Inc.	73,998	[a]	1,329,004
Cohen & Steers, Inc.	20,514		1,199,864
Essent Group Ltd.	158,867		7,679,631
Euronet Worldwide, Inc.	16,736	[a]	1,459,714
Federated Hermes, Inc.	48,550		1,544,861
Flywire Corp.	49,124	[a]	1,144,589
PJT Partners, Inc., Cl. A	45,918		4,135,375
PRA Group, Inc.	180,180	[a]	3,338,735
PROG Holdings, Inc.	54,631	[a]	1,489,241
StepStone Group, Inc., Cl. A	42,136		1,079,524
WisdomTree, Inc.	206,792		1,346,216
			28,877,014
Food, Beverage & Tobacco - 1.6%
Fresh Del Monte Produce, Inc.	26,600		606,480
Freshpet, Inc.	54,570	[a,b]	3,871,741
J&J Snack Foods Corp.	9,072		1,492,798
Mission Produce, Inc.	10,179	[a]	86,114
The Boston Beer Company, Inc., Cl. A	4,525	[a]	1,605,289
Vital Farms, Inc.	85,431	[a]	1,137,941
			8,800,363
Health Care Equipment & Services - 9.2%
Acadia Healthcare Co., Inc.	59,804	[a]	4,365,094
Accolade, Inc.	67,160	[a]	586,307
AtriCure, Inc.	35,420	[a]	1,256,702
CONMED Corp.	16,443		1,763,841
Encompass Health Corp.	36,959		2,408,618
Evolent Health, Inc., Cl. A	203,341	[a,b]	5,652,880
Globus Medical, Inc., Cl. A	86,177	[a]	3,871,071
Guardant Health, Inc.	35,359	[a]	889,986
Health Catalyst, Inc.	166,772	[a]	1,197,423
Inspire Medical Systems, Inc.	10,930	[a]	1,588,238
iRhythm Technologies, Inc.	25,991	[a]	2,216,512
Merit Medical Systems, Inc.	20,371	[a]	1,457,749
ModivCare, Inc.	6,068	[a]	229,128
Omnicell, Inc.	87,623	[a]	2,923,103
Outset Medical, Inc.	70,427	[a]	369,037
Privia Health Group, Inc.	295,967	[a,b]	6,114,678
R1 RCM, Inc.	420,911	[a]	4,453,238

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Health Care Equipment & Services - 9.2% (continued)
Select Medical Holdings Corp.	120,921		2,732,815
TransMedics Group, Inc.	73,815	[a,b]	5,586,319
			49,662,739
Household & Personal Products - 1.3%
Inter Parfums, Inc.	29,547		3,698,103
Spectrum Brands Holdings, Inc.	49,910		3,460,260
			7,158,363
Insurance - 1.9%
BRP Group, Inc., Cl. A	246,249	[a]	4,306,895
Palomar Holdings, Inc.	24,982	[a]	1,461,697
Selective Insurance Group, Inc.	17,930		1,823,302
The Hanover Insurance Group, Inc.	20,241		2,515,956
			10,107,850
Materials - 5.1%
Alamos Gold, Inc., Cl. A	561,735		8,319,295
Carpenter Technology Corp.	37,900		2,683,699
Constellium SE	60,973	[a]	1,060,930
Hecla Mining Co.	273,501		1,362,035
Knife River Corp.	23,262	[a]	1,388,276
Largo, Inc.	68,604	[a]	142,010
Livent Corp.	146,932	[a,b]	2,021,784
Materion Corp.	18,668		2,111,537
MP Materials Corp.	52,565	[a,b]	834,207
Royal Gold, Inc.	13,472		1,640,890
Schnitzer Steel Industries, Inc., Cl. A	41,104		1,053,496
The Chemours Company	115,049		3,155,794
Tronox Holdings PLC	144,381		1,840,858
			27,614,811
Media & Entertainment - 3.8%
Eventbrite, Inc., Cl. A	453,670	[a]	3,198,373
IMAX Corp.	47,348	[a]	755,201
John Wiley & Sons, Inc., Cl. A	31,160		941,344
Lions Gate Entertainment Corp., Cl. A	153,174	[a]	1,352,526
Lions Gate Entertainment Corp., Cl. B	164,084	[a]	1,371,742
Magnite, Inc.	412,751	[a]	3,335,028
Manchester United PLC, Cl. A	109,126	[a,b]	2,126,866
Scholastic Corp.	32,339		1,228,559
Shutterstock, Inc.	81,479		3,577,743
TEGNA, Inc.	126,408		1,937,835
Ziff Davis, Inc.	11,918	[a]	760,607
			20,585,824
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
10X Genomics, Inc., CI. A	25,580	[a]	1,113,242
Akero Therapeutics, Inc.	18,901	[a]	316,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.7% (continued)
Alkermes PLC	277,362	[a]	6,695,519
Ascendis Pharma A/S, ADR	11,360	[a,b]	1,140,885
Beam Therapeutics, Inc.	15,493	[a,b]	435,043
Crinetics Pharmaceuticals, Inc.	69,210	[a]	2,200,186
Cytokinetics, Inc.	23,406	[a]	783,633
Denali Therapeutics, Inc.	145,169	[a]	2,688,530
Insmed, Inc.	184,877	[a]	4,625,623
Karuna Therapeutics, Inc.	6,375	[a]	1,218,964
Keros Therapeutics, Inc.	6,144	[a]	186,409
MeiraGTx Holdings PLC	28,964	[a]	151,192
Mural Oncology PLC	19,209	[a]	69,344
Pacific Biosciences of California, Inc.	322,065	[a,b]	2,731,111
Prothena Corp. PLC	14,684	[a]	478,405
Sarepta Therapeutics, Inc.	31,510	[a]	2,561,133
Twist Bioscience Corp.	50,920	[a]	1,224,626
Ultragenyx Pharmaceutical, Inc.	32,257	[a]	1,253,184
Xenon Pharmaceuticals, Inc.	29,288	[a]	1,071,355
			30,944,787
Real Estate Management & Development - .4%
Colliers International Group, Inc.	13,497		1,404,633
Douglas Elliman, Inc.	124,475	[a]	242,726
Newmark Group, Inc., Cl. A	74,358		611,966
			2,259,325
Semiconductors & Semiconductor Equipment - 3.1%
Diodes, Inc.	5,831	[a]	387,295
MaxLinear, Inc.	123,330	[a]	2,309,971
MKS Instruments, Inc.	24,643		2,034,280
Power Integrations, Inc.	29,261		2,235,833
Rambus, Inc.	52,186	[a]	3,531,427
SkyWater Technology, Inc.	40,225	[a,b]	283,586
Synaptics, Inc.	58,392	[a]	5,911,606
			16,693,998
Software & Services - 5.0%
A10 Networks, Inc.	116,353		1,453,249
Confluent, Inc., Cl. A	38,372	[a]	814,254
DoubleVerify Holdings, Inc.	171,556	[a]	5,695,659
Edgio, Inc.	965,717	[a]	447,224
HubSpot, Inc.	9,039	[a]	4,464,633
JFrog Ltd.	223,231	[a]	6,022,772
nCino, Inc.	17,460	[a,b]	482,420
Progress Software Corp.	26,518		1,428,259
Twilio, Inc., Cl. A	37,134	[a]	2,401,827

Description		Shares		Value ($)
Common Stocks - 95.0% (continued)
Software & Services - 5.0% (continued)
Zuora, Inc., Cl. A		450,709	[a]	4,110,466
				27,320,763
Technology Hardware & Equipment - 3.6%
ADTRAN Holdings, Inc.		198,521	[a]	1,038,265
Belden, Inc.		16,707		1,110,013
Calix, Inc.		53,417	[a]	2,061,362
Corsair Gaming, Inc.		92,439	[a]	1,193,387
Itron, Inc.		70,648	[a]	4,760,262
Knowles Corp.		119,567	[a]	1,897,528
Lumentum Holdings, Inc.		30,293	[a]	1,296,540
nLight, Inc.		259,056	[a]	3,424,720
Ondas Holdings, Inc.		68,431	[a,b]	74,932
Plexus Corp.		14,909	[a]	1,519,078
Viavi Solutions, Inc.		125,648	[a]	1,015,236
				19,391,323
Telecommunication Services - .1%
Bandwidth, Inc., Cl. A		30,672	[a]	336,779
Transportation - 1.5%
Alaska Air Group, Inc.		50,812	[a]	1,921,202
Heartland Express, Inc.		105,173		1,411,422
SkyWest, Inc.		80,169	[a]	3,790,390
Werner Enterprises, Inc.		28,124		1,125,241
				8,248,255
Utilities - 2.6%
Atlantica Sustainable Infrastructure PLC		44,043		837,698
Chesapeake Utilities Corp.		17,776		1,699,386
Clearway Energy, Inc., Cl. C		156,062		3,896,868
NextEra Energy Partners LP		84,642		1,992,473
NorthWestern Energy Group, Inc.		20,086		1,010,527
PNM Resources, Inc.		30,552		1,270,047
Portland General Electric Co.		43,232		1,775,106
Southwest Gas Holdings, Inc.		26,734		1,580,247
				14,062,352
Total Common Stocks (cost $466,142,390)				514,855,115
	1-Day Yield (%)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $18,779,206)	5.41	18,779,206	[d]	18,779,206

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,874,444)	5.41	5,874,444	[d]	5,874,444
Total Investments (cost $490,796,040)		99.6%		539,508,765
Cash and Receivables (Net)		.4%		2,141,611
Net Assets		100.0%		541,650,376

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $29,289,818 and the value of the collateral was $30,326,804, consisting of cash collateral of $5,874,444 and U.S. Government & Agency securities valued at $24,452,360. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	514,855,115	-	-	514,855,115
Investment Companies	24,653,650	-	-	24,653,650

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $48,712,725, consisting of $108,417,905 gross unrealized appreciation and $59,705,180 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.